Condensed consolidated statements of cash flows - additional details	6 Months Ended
Jun. 30, 2019
Cash Flow Statement [Abstract]
Condensed consolidated statements of cash flows - additional details	Condensed consolidated statements of cash flows - additional details
The below tables provide additional detail supporting select line items in the Condensed Consolidated Statements of Cash Flows.
9.1 Depreciation, amortization, impairments and fair value adjustments

	Six months ended
($ millions)	June 30, 2019	June 30, 2018

Property, plant & equipment	129	119
Right-of-use assets	29	—
Intangible assets	536	555
Financial assets	15	(59)
Total	709	615

9.2 Change in net current assets and other operating cash flow items

	Six months ended
($ millions)	June 30, 2019	June 30, 2018

(Increase) in inventories	(57)	(94)
(Increase) in trade receivables	(122)	(94)
Increase in trade payables	134	47
Net change in other current assets	(73)	74
Net change in other current liabilities	(64)	10
Total	(182)	(57)